Related Party Transactions (Details Narrative)									1 Months Ended									2 Months Ended	3 Months Ended								4 Months Ended	9 Months Ended			12 Months Ended
	Mar. 17, 2025	Sep. 16, 2024 USD ($)	Aug. 27, 2024 USD ($)	May 31, 2024 USD ($)	May 10, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Apr. 05, 2023 USD ($)	Mar. 01, 2022 USD ($)	Sep. 30, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Mar. 31, 2023	Aug. 30, 2022 USD ($)	May 31, 2021	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2024 USD ($)	Sep. 30, 2022 $ / shares	Nov. 14, 2021	Aug. 31, 2021
Related Party Transaction [Line Items]
Payment terms to CEO upon aggrement		Dr. Patel is paid in the form of fully vested non-qualified stock options to purchase ordinary shares (“NQSO”), with the number of ADSs underlying each such monthly NQSOs grant to be equal to two times the number determined by dividing (i) $50,000 by (ii) the closing price of the Company’s ADSs on the Nasdaq Capital Market on the last day of each month (or partial month)
Issuance of share capital for services																				$ 622,000											$ 271,000	$ 142,000
Interest rate per annum												0.00%
Accrued interest									$ 0									$ 100,000	$ 0									$ 0			100,000
Gross proceeds from convertible promissory notes																													$ 1,000,000		1,000,000
Conversion price | $ / shares													$ 1.59
Repayments of Convertible Debt																															750,000
Cash									$ 2,484,000									$ 2,599,000	2,484,000			$ 2,246,000						2,484,000	2,246,000		$ 2,599,000	$ 3,845,000
Proceeds gross																												500,000
Interest expense																			$ 100,000									$ 100,000
Number of warrants | shares									26,538,041									10,307,636	26,538,041									26,538,041			10,307,636	2,168,610
Aggregate fair value												$ 191,800
Change in fair value of warrants										$ 1,900,000		$ 82,100
Amortization of debt issuance costs																			$ 100,000									$ 100,000
Purchase price of founder shares																				$ 4,404,000	$ 2,242,000			$ 6,951,000	$ 1,664,000						$ 11,467,000	$ 6,961,000
Gain on debt extinguishment																			(967,000)									(967,000)
Accrued liabilities, current									$ 1,623,000									$ 3,137,000	1,623,000									1,623,000			3,137,000	1,566,000
Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Maturity date															Dec. 31, 2023		May 31, 2022
Interest rate per annum															5.00%		1.00%																					1.00%
Gross proceeds from convertible promissory notes																														$ 2,069,231		2,069,231
Conversion price | $ / shares																																				$ 10.00
Cash																						862,144				$ 94,435			862,144	94,435		381,649		654,892
Change in fair value of warrants																														(2,030,182)		(2,100,123)		75,000
Purchase price of founder shares																																		1,152,163
Gain on debt extinguishment							$ 13,000																							(1,014,368)		(15,490)		(467,073)
Accrued liabilities, current																						4,495,752							4,495,752			3,576,768		2,038,291
Measurement Input, Share Price [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										1.11		0.81
Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.93		86
Measurement Input, Risk Free Interest Rate [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.0382		3.68
Measurement Input, Expected Term [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.6		5
Warrant Amendment Agreements [Member]
Related Party Transaction [Line Items]
Aggregate fair value										$ 1,400,000
Change in fair value of warrants										$ 800,000
Warrant Amendment Agreements [Member] | Measurement Input, Share Price [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.98
Warrant Amendment Agreements [Member] | Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.88
Warrant Amendment Agreements [Member] | Measurement Input, Risk Free Interest Rate [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.0385
Warrant Amendment Agreements [Member] | Measurement Input, Expected Term [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										4.6
Former Chief Executive Officer [Member] | Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Deferred compensation arrangement with individual, description			the Company and forgive all unpaid accrued wages, the Company agreed to pay the former Interim CEO a fee of $524,300 payable in 24 equal monthly installments beginning September 1, 2024. The Agreement also provides for the payment of COBRA benefits for a maximum period of 18 months starting September 1, 2024.
Severance costs			$ 524,300
Accrued liabilities, current																						582,514							582,514
Related party expense																						604,360							604,360
American Depositary Receipts [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares													$ 1.59
Series A Warrants [Member] | Warrant Amendment Agreements [Member]
Related Party Transaction [Line Items]
Aggregate fair value										$ 600,000
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | Measurement Input, Share Price [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.98
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.83
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | Measurement Input, Risk Free Interest Rate [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.0412
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | Measurement Input, Expected Term [Member]
Related Party Transaction [Line Items]
Warrants outstanding input										0.6
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | March 6, 2030 [Member]
Related Party Transaction [Line Items]
Number of warrants | shares										1,928,569
Series A Warrants [Member] | Warrant Amendment Agreements [Member] | April 25, 2030 [Member]
Related Party Transaction [Line Items]
Number of warrants | shares										44,642
Convertible Debt [Member]
Related Party Transaction [Line Items]
Interest rate per annum					15.00%
Accrued interest									0									300,000	0									$ 0			300,000
Gross proceeds from convertible promissory notes					$ 1,000,000.0																										$ 1,000,000.0
Payment terms																												The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024.			The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024.
Conversion description																															Provided, however, at any time or times from the date of the note and until the tenth business day prior to closing of the acquisition, the note holders are entitled to convert any portion of the outstanding and unpaid amount, including principal and accrued interest, into Company ADSs at a fixed conversion price equal to $1.59, representing the Nasdaq official closing price of the Company’s ADSs on the issuance date, subject to certain restrictions.
Conversion price | $ / shares					$ 1.59
Conversion amount													$ 125,000
Repayments of Convertible Debt													750,000
Interest expense																															$ 100,000
Default, interest rate percentage					17.00%
Convertible Debt [Member] | American Depositary Receipts [Member]
Related Party Transaction [Line Items]
Conversion amount													$ 125,000
January 2024 Note [Member]
Related Party Transaction [Line Items]
Notes payable									0									1,651,000	0									$ 0			1,651,000
Accrued interest																		$ 100,000													$ 100,000
January 2024 Note [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Maturity date																															Jan. 23, 2025
Interest rate per annum																		15.00%													15.00%
2021 Notes [Member]
Related Party Transaction [Line Items]
Notes payable									0									$ 1,651,000	0									0			$ 1,651,000
Maturity date	Dec. 31, 2025
Interest rate per annum																		1.00%													1.00%						1.00%
Accrued interest																		$ 100,000													$ 100,000
Settled outstanding debt for a one-time payment											$ 1,000,000.0																				1,000,000.0
January 2024 Notes [Member]
Related Party Transaction [Line Items]
Interest rate per annum																																					15.00%
August 2025 Notes Offering [Member] | Dr Huh [Member]
Related Party Transaction [Line Items]
Aggregate principal amount									1,250,000										1,250,000									1,250,000
Purchase price									1,000,000
January 2024 Note [Member]
Related Party Transaction [Line Items]
Cash									162,567										162,567									162,567
January 2024 Note [Member] | Dr Huh [Member]
Related Party Transaction [Line Items]
Debt outstanding principal									837,433										837,433									837,433
August, 2025 Notes [Member]
Related Party Transaction [Line Items]
Notes payable									100,000										100,000									100,000
Aggregate principal amount										$ 3,763,750
Change in fair value of warrants										2,100,000
Loans payable									1,300,000										1,300,000									1,300,000
Gain on debt extinguishment										400,000
Dr Huh [Member] | January 2024 Note [Member]
Related Party Transaction [Line Items]
Notes payable																		750,000													750,000
Dr Huh [Member] | 2021 Notes [Member]
Related Party Transaction [Line Items]
Notes payable																		900,000													900,000				$ 900,000
Dr Huh [Member] | January 2024 Notes [Member]
Related Party Transaction [Line Items]
Notes payable																																			$ 750,000
Dr Huh [Member] | August, 2025 Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount										1,888,750
Aggregate purchase price										$ 1,511,000
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense																															100,000	100,000
Related Party [Member]
Related Party Transaction [Line Items]
Laboratory testing services charges																															100,000	100,000
Amount due to related party									100,000									100,000	100,000									100,000			100,000
Maximum [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Interest expense																															100,000
Accrued interest																		100,000													100,000
Interest expense																															100,000
Maximum [Member] | January 2024 Note [Member]
Related Party Transaction [Line Items]
Interest expense																		100,000
Maximum [Member] | January 2024 Note [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Interest expense																			0									0
Maximum [Member] | 2021 Notes [Member]
Related Party Transaction [Line Items]
Interest expense																		100,000
Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Laboratory testing services charges																			100,000			100,000						100,000	100,000
Payable balances									$ 100,000									$ 100,000	100,000									100,000			100,000	100,000
Maximum [Member] | Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense																			100,000			100,000						100,000	100,000
Interim Ceo Agreement [Member]
Related Party Transaction [Line Items]
Payment to CEO upon aggrement		$ 50,000		$ 50,000
Amendment Interim CEO Agreement [Member]
Related Party Transaction [Line Items]
Payment terms to CEO upon aggrement		Dr. Patel is paid in the form of fully vested non-qualified stock options to purchase Ordinary Shares (“NQSO”), with the number of ADSs underlying each such monthly NQSOs grant to be equal to two times the number determined by dividing (i) $50,000 by (ii) the closing price of the Company’s ADSs on the Nasdaq Capital Market on the last day of each month (or partial month)
Issuance of share capital for services																			$ 300,000									$ 300,000			$ 300,000
Issuance of share capital for services, shares | shares																												400,896			422,368,000
Exercise price | $ / shares																												$ 1.17
Fair value of share capital issued for services | shares																															300,000
Amendment Interim CEO Agreement [Member] | Fully Vested Ordinary Shares [Member]
Related Party Transaction [Line Items]
Issuance of share capital for services, shares | shares																															91,396,000
Amendment Interim CEO Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares																															$ 0.01
pH Pharma Ltd [Member] | Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Settled outstanding debt for a one-time payment																									85,000
Purchase price of founder shares								$ 100,000
Related party costs								15,000
Lease payment																																	$ 3,000
Accounts payable related parties current																																$ 309,534		$ 426,673
Gain on debt extinguishment														$ 207,967											$ 207,967
Monthly payments								$ 15,000								$ 100,000
Costs and expenses, related party																						0				$ 0			0	$ 36,357
pH Pharma Ltd [Member] | Peak Bio, Inc. [Member] | KOREA, REPUBLIC OF
Related Party Transaction [Line Items]
Related party costs one time fee payable																											$ 230,000
Related party costs																							$ 10,000
pH Pharma Ltd [Member] | Peak Bio, Inc. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Settled outstanding debt for a one-time payment						$ 85,000
pH Pharma Ltd [Member] | Administrative Services Agreement [Member] | Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party																						10,000							260,000
pH Pharma Ltd [Member] | Related Party [Member] | Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Accounts payable related parties																						$ 25,489							$ 25,489